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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY 10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ David Sorkin             New York, NY      February 14, 2013
   -------------------------------    -----------------   -----------------
              [Signature]               [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: $9,998,787
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

      1       28-13533                  KKR Investment Management LLC
    ------       -----------------      ---------------------------------

List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name

28-14775                                KKR Asset Management LLC

Explanatory Notes:

This Amendment No. 1 to Form 13F is being filed to correct an inadvertent administrative error with respect to the reporting of the holding for TRANSOCEAN LTD listed below.

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2012

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN  SH/           INVESTMENT    OTHER   ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     $1000)        AMT      PRN PUT/CALL  DISCRETION   MANAGERS SOLE    SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AKORN INC           NOTE 3.500% 6/0  009728AB2 2,086     1,259,000      PRN           SHARED-OTHER 1             1,259,000
AVAGO TECHNOLOGIES
 LTD (a)            SHS              Y0486S104 333,360   9,560,087 (b)  SH            SHARED-OTHER               9,560,087 (b)
CADENCE DESIGN
 SYSTEM INC         NOTE 2.625% 6/0  127387AJ7 3,552     2,000,000      PRN           SHARED-OTHER 1             2,000,000
CHART INDS INC      NOTE 2.000% 8/0  16115QAC4 3,286     2,500,000      PRN           SHARED-OTHER 1             2,500,000
CSX CORP            COM              126408103 830       40,000         SH  CALL      SHARED-OTHER 1             40,000
DOLLAR GEN CORP
 NEW (a)            COM              256677105 3,327,016 64,552,113 (c) SH            SHARED-OTHER               64,552,113 (c)
FEDEX CORP          COM              31428X106 889       10,500         SH  CALL      SHARED-OTHER 1             10,500
HCA HOLDINGS
 INC (a)            COM              40412C101 2,910,320 87,528,426 (d) SH            SHARED-OTHER               87,528,426 (d)
HERTZ GLOBAL
 HOLDINGS INC       NOTE 5.250% 6/0  42805TAA3 6,195     3,500,000      PRN           SHARED-OTHER 1             3,500,000
HOME DEPOT INC (e)  COM              437076102 3,924     65,000         SH  CALL      SHARED-OTHER 1             65,000
JAZZ
 PHARMACEUTICALS
 PLC (a)            SHS USD          G50871105 394,394   6,919,193 (f)  SH            SHARED-OTHER 1             6,919,193 (f)
KELLOGG CO (g)      COM              487836108 4,608     89,200         SH  CALL      SHARED-OTHER 1             89,200
KINROSS GOLD CORP   NOTE 1.750% 3/1  496902AD9 24,572    24,584,000     PRN           SHARED-OTHER 1             24,584,000
KINROSS GOLD CORP   COM NO PAR       496902404 3,073     301,000        SH  PUT       SHARED-OTHER 1             301,000
KKR & CO L P DEL    COM UNITS        48248M102 70,521    4,667,166      SH            SHARED-OTHER 1             4,667,166

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN  SH/           INVESTMENT    OTHER   ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     $1000)        AMT      PRN PUT/CALL  DISCRETION   MANAGERS SOLE    SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP   NOTE 0.500% 5/1  512807AJ7 2,851     3,000,000      PRN           SHARED-OTHER 1             3,000,000
LEUCADIA NATL CORP  NOTE 3.750% 4/1  527288AX2 3,024     2,676,000      PRN           SHARED-OTHER 1             2,676,000
NETAPP INC          NOTE 1.750% 6/0  64110DAB0 4,573     4,000,000      PRN           SHARED-OTHER 1             4,000,000
NEXTERA ENERGY INC  UNIT 09/01/2015  65339F887 6,476     125,000        SH            SHARED-OTHER 1             125,000
NIELSEN HOLDINGS
 N V (a)            COM              N63218106 1,172,232 39,100,471 (h) SH            SHARED-OTHER               39,100,471 (h)
NXP SEMICONDUCTORS
 N V (a)            COM              N6596X109 988,726   39,533,238 (i) SH            SHARED-OTHER               39,533,238 (i)
PMC-SIERRA INC      NOTE 2.250% 10/1 69344FAD8 14,448    14,445,000     PRN           SHARED-OTHER 1             14,445,000
PROCTER & GAMBLE CO COM              742718109 6,936     100,000        SH  CALL      SHARED-OTHER 1             100,000
PROLOGIS            NOTE 1.875%11/1  74340XAR2 15,760    15,721,000     PRN           SHARED-OTHER 1             15,721,000
PROSHARES TR        SHRT 20+YR TRE   74347X849 582       20,000         SH            SHARED-OTHER 1             200,000
ROCKWOOD HLDGS
 INC (a)            COM              774415103 287,658   6,172,924 (j)  SH            SHARED-OTHER               6,172,924 (j)
SALESFORCE COM INC  NOTE 0.750% 1/1  79466LAB0 10,261    5,500,000      PRN           SHARED-OTHER 1             5,500,000
SANDISK CORP        NOTE 1.000% 5/1  80004CAC5 6,939     7,000,000      PRN           SHARED-OTHER 1             7,000,000
SEALY CORP (a)      COM              812139301 99,767    45,764,718 (k) SH            SHARED-OTHER               45,764,718 (k)
SILVER STD RES
 INC (l)            COM              82823L106 1,659     103,500        SH  PUT       SHARED-OTHER 1             103,500
SPDR S&P 500 ETF
 TR (m)             TR UNIT          78462F103 33,113    230,000        SH  CALL      SHARED-OTHER 1             230,000
TRANSOCEAN LTD      REG SHS          H8817H100 7,425     165,400        PRN PUT       SHARED-OTHER 1             165,400
TRANSOCEAN INC      NOTE 1.500%12/1  893830AW9 10,190    10,200,000     PRN           SHARED-OTHER 1             10,200,000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN  SH/           INVESTMENT    OTHER   ------------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     $1000)        AMT      PRN PUT/CALL  DISCRETION   MANAGERS SOLE    SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC    NOTE 6.500%11/1  92769LAB7 3,438     2,000,000      PRN           SHARED-OTHER 1             2,000,000
WALGREEN CO (a)     COM              931422109 234,103   6,424,340 (n)  SH            SHARED-OTHER               6,424,340 (n)

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) KKR may be deemed to have investment discretion over an aggregate number of 11,457,180 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(c) KKR may be deemed to have investment discretion over an aggregate number of 112,172,940 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(d) KKR may be deemed to have investment discretion over an aggregate number of 89,502,362 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(e)  Includes two series of HOME DEPOT INC call options.

(f) KKR may be deemed to have investment discretion over an aggregate number of 6,942,946 shares.

(g)  Includes two series of KELLOGG CO call options.

(h) KKR may be deemed to have investment discretion over an aggregate number of 48,008,131 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(i) KKR may be deemed to have investment discretion over an aggregate number of 58,713,443 shares.

(j) KKR may be deemed to have investment discretion over an aggregate number of 6,322,730 shares.

(k) KKR may be deemed to have investment discretion over an aggregate number of 46,625,921 shares.

(l)  Includes two series of SILVER STD RES INC call options.

(m)  Includes two series of SPDR S&P 500 ETF TR put options.

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(n)  KKR may be deemed to have investment discretion over an aggregate number of
     8,508,807 shares.

                                        6